RELATED PARTIES (Participation in the Company's IPO and Concurrent Private Placement) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Shares	2,250,000
Number of units	300,000
CLA Warrants [Member]
Related Party Transaction [Line Items]
Warrants	2,658,463
Principal | $	$ 12,000
IPO [Member]
Related Party Transaction [Line Items]
Number of units	2,000,000
Price per unit | $ / shares	$ 6
IPO [Member] | Pontifax Funds [Member]
Related Party Transaction [Line Items]
Shares	125,000
Proceeds, before expenses | $	$ 750
IPO [Member] | Pontifax Funds [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Warrants	62,500
IPO [Member] | Pontifax Funds [Member] | Long Term Incentive Warrants [Member]
Related Party Transaction [Line Items]
Warrants	187,500
IPO [Member] | Docor International B.V. [Member]
Related Party Transaction [Line Items]
Shares	41,666
Proceeds, before expenses | $	$ 250
IPO [Member] | Docor International B.V. [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Warrants	20,833
IPO [Member] | Docor International B.V. [Member] | Long Term Incentive Warrants [Member]
Related Party Transaction [Line Items]
Warrants	62,499
IPO [Member] | Esco Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Shares	166,667
Proceeds, before expenses | $	$ 1,000
IPO [Member] | Esco Ventures Pte Ltd [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Warrants	83,333.5
IPO [Member] | Esco Ventures Pte Ltd [Member] | Long Term Incentive Warrants [Member]
Related Party Transaction [Line Items]
Warrants	250,000.5
Private Placement [Member]
Related Party Transaction [Line Items]
Number of units	2,000,000
Price per unit | $ / shares	$ 6
Private Placement [Member] | Pontifax Funds [Member]
Related Party Transaction [Line Items]
Shares	250,001
Proceeds, before expenses | $	$ 1,500
Private Placement [Member] | Pontifax Funds [Member] | CLA Warrants [Member]
Related Party Transaction [Line Items]
Warrants	332,337
Private Placement [Member] | Pontifax Funds [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Warrants	125,000.5
Private Placement [Member] | Pontifax Funds [Member] | Long Term Incentive Warrants [Member]
Related Party Transaction [Line Items]
Warrants	375,001.5
Private Placement [Member] | Docor International B.V. [Member]
Related Party Transaction [Line Items]
Shares	83,334
Proceeds, before expenses | $	$ 500
Private Placement [Member] | Docor International B.V. [Member] | CLA Warrants [Member]
Related Party Transaction [Line Items]
Warrants	110,769
Private Placement [Member] | Docor International B.V. [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Warrants	41,667
Private Placement [Member] | Docor International B.V. [Member] | Long Term Incentive Warrants [Member]
Related Party Transaction [Line Items]
Warrants	125,001
Private Placement [Member] | Counterpoint Ventures Fund II LP [Member]
Related Party Transaction [Line Items]
Shares	42,500
Proceeds, before expenses | $	$ 255
Private Placement [Member] | Counterpoint Ventures Fund II LP [Member] | CLA Warrants [Member]
Related Party Transaction [Line Items]
Warrants	56,493
Private Placement [Member] | Counterpoint Ventures Fund II LP [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Warrants	21,250
Private Placement [Member] | Counterpoint Ventures Fund II LP [Member] | Long Term Incentive Warrants [Member]
Related Party Transaction [Line Items]
Warrants	63,750